FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured and recorded at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of September 30, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$395,619	$395,619
3(a)(10) Settlement Agreement	—	—	3,311,000	3,311,000
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	7,006,545	7,006,545
Total liabilities	$—	$—	$11,147,338	$11,147,338

*A portion of contingent consideration totaling $1,151,848 that was recognized on the balance sheet as of September 30, 2025 has crystallized. Because it is no longer subject to fair value measurement, it is excluded from the table above.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000
Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

*A portion of contingent consideration totaling $259,553 that was recognized on the balance sheet as of December 31, 2024 has crystallized. Because it is no longer subject to fair value measurement, it is excluded from the table above.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000

Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
3(a)(10) Settlement Agreement	—	—	—	—
Contingent consideration *	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2023:

	Level I	Level II	Level III	Total
Liabilities
Convertible notes payable	$—	$—	$2,178,685	$2,178,685
Total liabilities	$—	$—	$2,178,685	$2,178,685

Schedule of reconciliation of assets measured at fair value using Level 3 inputs

	Forward Purchase Agreement	Derivative liabilities	3(a)(10) Settlement Agreement	Contingent consideration *	Convertible debt
Balance, December 31, 2024	$1,471,000	$(4,229,478)	$—	$(434,174)	$(8,542,323)
Cash payment/(receipt)	(500,000)	—	—	—	75,000
Issuances	—	—	(11,624,000)	—	(5,456,000)
Settlement through issuance of Company’s common stock	—	4,360,247	7,546,309	—	8,810,671
Change in fair value	(971,000)	(526,388)	766,691	—	(1,893,893)
Ending balance, September 30, 2025	$—	$(395,619)	$(3,311,000)	$(434,174)	$(7,006,545)

	Forward Purchase Agreement	Derivative liabilities	Contingent consideration	Convertible debt
Balance, December 31, 2023	$—	$—	$—	$(2,178,685)
Conversion to shares of Legacy ConnectM’s common stock	—	—	—	3,779,223
Assumed from Business Combination	(27,189,660)	—	—	(3,680,000)
Additions	—	—	—	(4,940,000)
Change in fair value	(8,254,390)	(187,428)	(59,723)	(1,707,747)
Reclass out of Level 3	—	—	201,239	—
Gain from modification	1,572,236	—	—	—
Releases of Recycled Shares as consideration for Forward Purchase Agreement modification	(385,000)	—	—	—
Day one gain on issuance	—	—	—	134,886
Cash payments	36,727,814	—	—	50,000
Less: cash received	(1,000,000)	—	—	—
Ending balance, December 31, 2024	$1,471,000	$(4,229,478)	$(434,174)	$(8,542,323)

Schedule of carrying value and fair value for the convertible notes payable for which the Company elected the fair value option

	September 30, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2024 Convertible Notes	$—	$—	$2,440,000	$2,547,209
2025 Convertible Notes	3,106,000	3,784,545	—	—
Assumed 2024 Note	—	—	3,630,000	3,630,000
SEPA Convertible Note	2,225,000	3,222,000	2,500,000	2,365,114
	$5,331,000	$7,006,545	$8,570,000	$8,542,323

	December 31, 2024		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Amended 2022 Convertible Notes	$—	$—	$1,350,000	$1,369,734
2023 Convertible Notes	—	—	900,000	808,951
2024 Convertible Notes	2,440,000	2,547,209	—	—
Assumed 2024 Note	3,630,000	3,630,000	—	—
SEPA Convertible Note	2,500,000	2,365,114	—	—
	$8,570,000	$8,542,323	$2,250,000	$2,178,685

Forward purchase agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	August 2, 2024 (modification)	July 12, 2024 (assumption)
Expected term	2.94 years	3.0 years
Price per share of Company’s common stock	$0.78	$3.54
Exercise price	$13.36	$13.36
Volatility	80.0%	46.0%
Risk-free interest rate	3.7%	4.2%
Dividend rate	0.0%	0.0%
Probability of completing the Business Combination	N/A	100%

SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	September 30, 2025	December 31, 2024
Remaining term	0.21 years	0.97 years
Volatility	77.0%	88.0%
Risk-free rate	4.1%	4.3%
Drift term	4.0%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.14	$0.41
Payments to be made through issuance of shares of Company’s common stock	91.2%	11.1%
Payments to be made in cash	8.8%	88.9%

Amended 2022 Convertible Notes, 2023 Convertible Notes, and 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2024	December 31, 2023
Discount rate	20.0%	15.0%
Probability of conversion at maturity scenario	70.0 - 100.0%	15.0%
Probability of voluntary conversion scenario	0.0 - 30.0%	N/A
Probability of automatic conversion scenario	N/A	85.0%
Remaining term for conversion at maturity scenario	0.01 - 0.28 years	0.88 - 1.38 years
Remaining term for voluntary conversion scenario	0.01 - 0.03 years	N/A
Remaining term for automatic conversion scenario	N/A	0.50 years

Amended 2024 Convertible Notes | Forward purchase agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	Amended 2024 FPA		2024 FPA
		December 16, 2024	December 16, 2024
	December 31, 2024	(modification)	(modification)
Probability of maturity settlement scenario	15.0%	15.0%	15.0%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.0%
Recycled Shares held by Meteora	1,703,890	1,703,890	2,203,890
Price per share of Company’s common stock	$1.21	$0.77	$0.77
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	2.30	0.37	$0.37
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

	Amended 2024 FPA		2024 FPA
	December 31, 2024	December 16, 2024 (modification)	December 16, 2024 (modification)
Probability of maturity settlement scenario	15.0%	$15.0%	15.00%
Probability of prepayment shortfall settlement scenario	85.0%	85.0%	85.00%
Recycled Shares held by Meteora	1,703,890	1,703,890	2,203,890
Price per share of Company’s common stock	$1.21	$0.77	$0.77
Remaining term	2.53 years	2.57 years	2.57 years
Risk-free interest rate	4.3%	4.2%	4.2%
Drift term	4.2%	4.1%	4.1%
Volatility	85.0%	81.0%	81.0%
Forecasted price per share of Company’s common stock at maturity	$2.3	$0.37	$0.37
Expected margin from Meteora’s sale of Recycled Shares	76.9%	76.9%	83.3%

Contingent consideration
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2024	August 5, 2024 (acquisition)
Operating leverage	150.0%	150.0%
Revenue volatility	20.1%	20.0%
EBITDA volatility	50.2%	50.0%
Earnout risk free rate	4.5%	3.7%
Long-term risk-free rate	4.9%	4.2%
Weighted average cost of capital	18.0%	13.9%
Correlation between revenue and EBITDA	0.65	0.73
Discount rate	6.0%	9.2%
Term to payment	0.1 - 7.1 years	0.50 - 7.50 years

Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	September 30, 2025	December 31, 2024
Price per share of Company’s common stock	$0.29	$1.21
Equity volatility	65.0 - 74.0%	92.0 - 93.0%
Forecasted per share of Company’s common stock - Reset Date	$0.29	$1.12
Risk-fee rate - Reset Date	4.2%	4.4%
Drift term - Reset Date	4.1%	4.3%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$0.21	$0.96
Remaining term - Second Reset Date	0.08 year	1.04 year
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$0.21	$0.81

	December 31, 2024	September 24, 2024 (issuances)	September 24, 2024 (issuances)
Price per share of Company’s common stock	$1.21	$1.26		$1.09
Equity volatility	89.0 - 93.0%	85.0- 91.0%		85.0%
Reset price floor	$1.25	$1.25		$1.25
Reset price ceiling	$2.00	$2.00		$2.00
Remaining term - First Reset Date	0.19 - 0.62 years	0.50 - 0.89 years		0.50 years
Forecasted per share of Company’s common stock - Reset Date	$1.12	$1.08		$0.93
Risk-fee rate - Reset Date	4.4%	4.4%		4.7%
Drift term - Reset Date	4.3%	4.3%		4.6%
Forecasted five day VWAP per share of Company’s common stock - First Reset Date	$0.96	$0.91		$0.94
Risk-fee rate - First Reset Date	4.2%	4.0%		N/A
Drift term - First Reset Date	4.10%	3.9%		N/A
Remaining term - Second Reset Date	1.04 years	1.31 years		N/A
Forecasted five day VWAP per share of Company’s common stock - Second Reset Date	$0.81	$0.77	$	N/A
Risk-fee rate - Second Reset Date	4.2%	3.8%		N/A
Drift term - Second Reset Date	4.1%	3.7%		N/A

SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	September 30, 2025	December 31, 2024
Remaining term	0.21 years	0.97 years
Volatility	77.0%	88.0%
Risk-free rate	4.1%	4.3%
Drift term	4.0%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.14	$0.41
Prepayment premium	107.0%	107.0%

	December 31, 2024	December 17, 2024 (issuance)
Remaining term	0.97 years	1 years
Volatility	88.0%	$88.0%
Risk-free rate	4.3%	4.3%
Drift term	4.2%	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$0.41	$0.41
Payments to be made through issuance of shares of Company’s common stock	11.1%	$11.1%
Payments to be made in cash	88.9%	88.9%
Prepayment premium	107.0%	107.0%

November 2024 Consideration Adjustment Derivative Liabilities
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2024	November 13, 2024 (issuance)
Remaining term	0.29 years	0.25 years
Price per share of Company’s common stock	$1.21	$0.84
Volatility	88.0%	77.0%
Risk-free rate	4.4%	4.6%
Drift term	4.3%	4.5%
Forecasted per share of Company’s common stock - Reset Date	$1.10	$0.79

December 2024 Consideration Adjustment Derivative Liability
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	December 31, 2024	December 27, 2024 (issuance)
Remaining term	0.25 years	0.25 years
Price per share of Company’s common stock	$1.21	$1.20
Volatility	88.0%	86.0%
Risk-free rate	4.4%	4.3%
Drift term	4.3%	3.2%
Forecasted per share of Company’s common stock - Reset Date	$1.08 - 1.10	$1.08 - 1.10